Subsequent Events (Details Narrative)			1 Months Ended		9 Months Ended		12 Months Ended
	Oct. 23, 2019 USD ($) Integer shares	Oct. 08, 2019 USD ($)	Oct. 31, 2019 USD ($) $ / shares shares	Feb. 28, 2019 $ / shares shares	Sep. 30, 2019 USD ($) shares	Sep. 30, 2018 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)
Subsequent Event [Line Items]
Repayments of related party debt | $					$ 40,000	$ 111,725
Debt instrument maturity date								May 31, 2019
Maximum [Member]
Subsequent Event [Line Items]
Stock issued during period | shares					14,776,638
Subsequent Event [Member]
Subsequent Event [Line Items]
Debt instrument conversion amount | $			$ 175,000
Debt instrument conversion shares | shares			350,000	423,966
Debt instrument conversion price per share | $ / shares			$ 0.50
Write down value of assets | $	$ 359,000
Subsequent Event [Member] | Maximum [Member]
Subsequent Event [Line Items]
Debt instrument conversion price per share | $ / shares				$ 0.85
Subsequent Event [Member] | Mr. Prashant Patel [Member]
Subsequent Event [Line Items]
Repayments of related party debt | $		$ 122,552
Debt instrument maturity date		Jul. 01, 2020
Subsequent Event [Member] | Mr. Suren Ajjarapu [Member]
Subsequent Event [Line Items]
Repayments of related party debt | $		$ 100,000
Debt instrument maturity date		Jul. 01, 2020
Subsequent Event [Member] | Bonum Health, LLC [Member]
Subsequent Event [Line Items]
Number of restricted stock | shares	250,000
Subsequent Event [Member] | Bonum Health, LLC [Member] | Asset Purchase Agreement [Member]
Subsequent Event [Line Items]
Agreement non-compete requirement term	3 years
Minimal claim amount | $	$ 25,000
Subsequent Event [Member] | Bonum Health, LLC [Member] | Maximum [Member] | Asset Purchase Agreement [Member]
Subsequent Event [Line Items]
Amount for installation and milestone payments | $	$ 600,000
Subsequent Event [Member] | Bonum Health, LLC [Member] | APA Shares [Member] | 40 In-Store Wellness Kiosks [Member]
Subsequent Event [Line Items]
Stock issued during period | shares	240,000
Number of in-store wellness kiosks | Integer	40
Subsequent Event [Member] | Bonum Health, LLC [Member] | APA Shares [Member] | 70 In-Store Wellness Kiosks [Member]
Subsequent Event [Line Items]
Stock issued during period | shares	205,000
Number of in-store wellness kiosks | Integer	70
Subsequent Event [Member] | Bonum Health, LLC [Member] | APA Shares [Member] | 100 In-Store Wellness Kiosks [Member]
Subsequent Event [Line Items]
Stock issued during period | shares	205,000
Number of in-store wellness kiosks | Integer	100
Subsequent Event [Member] | Bonum Health, LLC [Member] | APA Shares [Member] | Maximum [Member]
Subsequent Event [Line Items]
Number of restricted stock | shares	650,000